SCHEDULE I-FINANCIAL INFORMATION OF PARENT COMPANY - CONDENSED STATEMENTS OF OPERATIONS (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2021 CNY (¥) ¥ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Operating costs and expenses	¥ (480,109)	$ (74,360)	¥ (1,555,062)	¥ (2,538,179)	$ (393,114)	¥ (6,785,264)	¥ (3,348,314)
Provision for contract assets and receivables	(44,296)	(6,861)	(195,564)	(347,803)	(53,868)	(2,148,638)	2,637
Interest income	39,079	6,053	63,869	102,425	15,864	225,751	208,350
Net income (loss) attributable to 9F Inc.	¥ (193,709)	$ (30,003)	¥ (741,013)	¥ (2,258,895)	$ (349,857)	¥ (2,159,576)	¥ 1,981,804
Net income (loss) per ordinary share
Basic | (per share)	¥ (1.93)	$ (0.30)	¥ (3.80)	¥ (11.37)	$ (1.76)	¥ (12.43)	¥ 10.57
Diluted | (per share)	¥ (1.93)	$ (0.30)	¥ (3.80)	¥ (11.37)	$ (1.76)	¥ (12.43)	¥ 9.41
Weighted average number of ordinary shares ordinary share
Basic	100,361,432	100,361,432	195,191,000	198,596,879	198,596,879	174,552,468	162,672,800
Diluted	100,361,432	100,361,432	195,191,000	198,596,879	198,596,879	174,552,468	185,735,200
Parent Company | Reportable legal entities
Equity in earnings (loss) of subsidiaries and VIEs				¥ (1,855,047)	$ (287,310)	¥ (1,777,756)	¥ 2,495,935
Operating costs and expenses				(333,427)	(51,640)	(371,063)	(514,144)
Provision for contract assets and receivables | ¥						(691)
Interest income				12,183	1,887	4,601	13
Impairment loss on investments				(97,892)	(15,162)	(20,724)
Other income, net				15,288	2,368	6,057
Net income (loss) attributable to 9F Inc.				¥ (2,258,895)	$ (349,857)	¥ (2,159,576)	¥ 1,981,804
Net income (loss) per ordinary share
Basic | (per share)				¥ (11.37)	$ (1.76)	¥ (12.43)	¥ 10.57
Diluted | (per share)				¥ (11.37)	$ (1.76)	¥ (12.43)	¥ 9.41
Weighted average number of ordinary shares ordinary share
Basic				198,596,879	198,596,879	174,552,468	162,672,800
Diluted				198,596,879	198,596,879	174,552,468	185,735,200